Consolidated Statements of Comprehensive Income (Loss) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Operating expenses from mining business [abstract]
Revenues	$ 329,163	$ 343,870
Cost of sales
Production costs	(258,550)	(231,867)
Depletion and amortization	(109,756)	(70,781)
Earnings (loss) from mining operations	(39,143)	41,222
General and administrative	(13,804)	(13,957)
Share-based compensation recovery (expense)	(2,946)	1,544
Project evaluation expenditures	(3,569)	(1,752)
Loss on derivatives	(2,834)	(294)
Other income	920	1,472
Income (loss) before financing costs and income taxes	(61,376)	28,235
Finance expenses	(40,324)	(38,564)
Finance income	1,202	1,254
Foreign exchange gain (loss)	14,779	(26,251)
Loss before income taxes	(85,719)	(35,326)
Income tax (expense) recovery	32,337	(448)
Net loss	(53,382)	(35,774)
Other comprehensive income (loss):
Unrealized gain on financial assets	1,229	962
Foreign currency translation reserve	(8,466)	12,713
Total other comprehensive income (loss)	(7,237)	13,675
Total comprehensive loss	$ (60,619)	$ (22,099)
Loss per share
Basic	$ (0.22)	$ (0.16)
Diluted	$ (0.22)	$ (0.16)
Weighted average shares outstanding (thousands)
Basic	243,914	227,866
Diluted	243,914	227,866